CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH PROVIDED BY (USED IN):
Net income	$ 273.3	$ 570.3
Items not affecting cash
Other loss	21.3	4.2
Deferred tax expense	59.8	533.0
Share-based compensation	5.6	5.7
Depletion, depreciation and amortization	1,338.3	1,065.0
Impairment	512.3	822.2
Accretion	17.1	22.7
Unrealized losses on derivatives	55.4	56.9
Translation of US dollar long-term debt	155.6	(16.8)
Reclassification of cumulative foreign currency translation of discontinued foreign operations	(0.5)	(621.7)
Translation of US dollar derivatives	(6.3)	0.9
Realized gain on cross currency swap maturity	(103.9)	(151.8)
Decommissioning expenditures	(40.6)	(40.0)
Changes in non-cash working capital:	(175.6)	(54.9)
Cash flows from (used in) operations	2,111.8	2,195.7
INVESTING ACTIVITIES
Development capital and other expenditures	(1,587.8)	(1,220.5)
Capital acquisitions, net of cash acquired	(26.4)	(3,616.2)
Capital dispositions	1,037.7	604.5
Other long-term assets	(10.9)	(0.8)
Changes in non-cash working capital:	62.4	(4.2)
Cash flows from (used in) investing activities	(525.0)	(4,237.2)
FINANCING ACTIVITIES
Issue of shares, net of issue costs	(0.8)	479.7
Common shares repurchased for cancellation	(101.1)	(349.9)
Increase (decrease) in bank debt, net	(1,874.3)	2,675.1
Issuance of senior notes	1,000.0	0.0
Repayment of senior notes and acquired long-term debt	(392.9)	(897.9)
Realized gain on cross currency swap maturity	103.9	151.8
Payments on principal portion of lease liability	(41.0)	(20.8)
Dividends declared	(284.6)	(211.9)
Change in non-cash working capital	3.0	(57.2)
Cash flows from (used in) financing activities	(1,587.8)	1,768.9
Impact of foreign currency on cash balances	0.8	0.0
DECREASE IN CASH	(0.2)	(272.6)
CASH AT BEGINNING OF YEAR	17.3	289.9
CASH AT END OF YEAR	17.1	17.3
Supplemental Information [Abstract]
Cash taxes refunded (paid)	0.1	(0.1)
Cash interest paid	$ (202.4)	$ (118.1)